Leases (Details) - Schedule of Operating Lease Cost	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Operating Lease Cost [Abstract]
Operating lease cost	$ 1,316,073
Short-term lease cost	1,285,866
Total	$ 2,601,939